Party-in-Interest Transaction	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Certain Plan investments are in common stock of the Company and investments managed by the Trustee, and therefore, these transactions qualify as party-in-interest transactions. However, such transactions qualify for prohibited transaction exemptions. The Company pays the Trustee’s administrative and trustee fees. Such fees, for the years ended April 30, 2025 and 2024, were covered by plan forfeitures and fees paid by terminated participants.
Certain Plan assets are loans to participants who are employees of the Company; therefore, these transactions qualify as party-in-interest transactions. However, such transactions qualify for prohibited transaction exemptions. Loan fees incurred and paid by Plan participants were $162,542 and $162,136 for the 2025 and 2024 Plan years, respectively. Terminated participants that elect to leave their accounts in the Plan are required to pay quarterly fees; therefore, these transactions also qualify as party-in-interest transactions. However, such transactions qualify for prohibited transaction exemptions. Fees paid by terminated participants were $380,402 and $366,911 for the years ended April 30, 2025 and 2024, respectively.